FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2016
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
15.	FAIR VALUE MEASUREMENTS

Assets and liabilities disclosed at fair value

The Company measures its cash and cash equivalents, restricted cash, financing receivables, cost method investments and short term and long-term debt at amortized cost. The carrying values of cash and cash equivalents and restricted cash approximated fair value and represented a level 2 measurement. The carrying value of financing receivables approximate their fair value due to their short-term nature and are considered level 3 measurement. Such fair value was estimated by discounting scheduled cash flows through the estimated maturity with estimated discount rates based on current offering rates of comparable financings with similar terms. The carrying value of the debt obligations approximate fair value considering the borrowing rates are at the same level of the current market yield for the comparable debts and represent a level 2 measurement.

The fair value of the cost method investments was $214,492 as of December 31, 2016, as compared with $194,437 of carrying value. Cost method investments do not have a quoted market price. The Company determined the fair value of the cost method investments generally by adopting a market approach concluding on the overall investee’s equity value which takes into consideration a number of factors that include expected market multiples from publicly traded companies in the industry, and allocating this value to the various classes of preferred and common shares by using an option-pricing method which takes into consideration a number of factors that include lack of marketability discount, interest rate, expected volatility, probability weight for each scenario including liquidation, redemption and initial public offering as applicable. The determination of the fair value requires the Company to make certain assumptions and estimates regarding industry economic factors. This represents a level 3 measurement.

Assets and liabilities measured at fair value on a recurring basis

The Company measured its short-term investments, long-term available-for-sale investment, written put option and liability-classified warrant at fair value on a recurring basis as of December 31, 2015 and 2016.

The short-term investments included the investments in equity securities and corporate bonds that were traded publicly in the open market and were valued based on the quoted market price.

The Company's derivative financial instruments were classified as Level 2, as they were not actively traded and were valued using pricing models that used observable market inputs. The Company did not have any transfers between Level 1 and Level 2 fair value measurements during the periods presented.

The following table summarizes the Company's financial assets and liabilities measured and recorded at fair value on recurring basis as of December 31, 2015 and 2016, respectively:

	As of December 31, 2015				As of December 31, 2016
	Fair Value Measurement at the Reporting Date using				Fair Value Measurement at the Reporting Date using
	Quoted price in	Significant			Quoted price in	Significant
	active markets	other	Significant		active markets	other	Significant
	for identical	observable	unobservable		for identical	observable	unobservable
	assets	inputs	in puts		assets	inputs	in puts
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Short-term investments
Trading securities:
Equity securities	264	-	-	264	-	-	-	-
Corporate bonds	741	-	-	741	-	-	-	-
Funds	1,856	-	-	1,856	411	-	-	411
Future	(3)	-	-	(3)	(1)	-	-	(1)
Derivative financial instruments:
Interest rate swaptions	-	10	-	10	-	-	-	-
Interest rate swap	-	(249)	-	(249)	-	-	-	-
Long-term investments
Available-for-sale investments:
Convertible redeemable preferred shares	-	-	219,278	219,278	-	-	138,485	138,485
Convertible debt	-	-	6,500	6,500	-	-	4,700	4,700
Accrued expense and other current liabilities
Written put option	-	-	(7,000)	(7,000)	-	-	-	-
Liability-classified warrant	-	-	(6,656)	(6,656)	-	-	(6,551)	(6,551)
Total	$2,858	$(239)	$212,122	$214,741	410	-	$136,634	$137,044

The following table provides additional information about the reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs (level 3).

	Convertible redeemable preferred shares	Convertible Debt	Written put option	Liability- classified warrant

Balance as of December 31, 2014	$51,492	$5,000	$(730)	$-
Initial recognition	131,457	1,500	-	(6,656)
Gains (losses) for the period
Earnings	695	-	(6,270)	-
Other comprehensive income	35,634	-	-	-

Balance as of December 31, 2015	$219,278	$6,500	$(7,000)	$(6,656)

Initial recognition	6,492	3,200	-	-
Derecognition	(17,937)	(5,000)	7,000	-
Gains (losses) for the period
Earnings	(50,830)	-	-	105
Other comprehensive income	(18,518)	-	-	-

Balance as of December 31, 2016	$138,485	$4,700	$-	$(6,551)

Trading securities recorded in short-term investments were valued using the market approach based on the quoted prices in active markets at the reporting date.

Derivative financial instruments were valued based on quoted market prices of similar instruments and other significant inputs derived from or corroborated by observable market data.

Long-term available-for-sale investments do not have a quoted market rate. The Company determined the fair value of the long-term available-for-sale investments generally by adopting a market approach concluding on the overall investee’s equity value which takes into consideration a number of factors that include expected market multiples from publicly traded companies in the industry, and allocating this value to the various classes of preferred and common shares by using an option-pricing method which takes into consideration a number of factors that include lack of marketability discount, interest rate, expected volatility, probability weight for each scenario including liquidation, redemption and initial public offering as applicable. The determination of the fair value requires the Company to make certain assumptions and estimates regarding industry economic factors.

The Company determined that the fair value of the written option as of December 31, 2015 approximated the amount paid by the Company in 2016 to exercise the put option given that the underlying investment was valued at $nil.

The liability-classified warrant was valued using Black-Scholes model with the following assumptions.
	Years ended December 31,
	2015	2016
Exercise price	$15.78	$15.78
Annual risk-free interest rate	1.4%	1.7%
Volatility	29%	28%
Dividend yield	-	-

The assumptions are inherently uncertain and subjective. Changes in any unobservable inputs may have a significant impact on the fair values.

Assets measured at fair value on a nonrecurring basis

The Company measured its property and equipment, goodwill and other intangible assets, long-term investments (excluding the long-term available-for-sale investments) at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.

As of December 31, 2015, the Company performed an impairment test on its equity method investment in ESS using the income approach and recorded an impairment loss of $4,258 during the year ended December 31, 2015. The impairment of the equity method investment in ESS is considered a level 3 asset because the Company used unobservable inputs, such as the estimated terminal growth rate and discount rate. The estimated terminal growth rate and discount rate used in the fair value measurement were 3% and 30%, respectively.

As of December 31, 2016, the Company performed impairment tests on its equity method investments and cost method investments using the market approach or asset-based approach and recorded OTTI losses of $7,519 and $43,958 for its equity method investments and cost method investments during the year ended December 31, 2016, respectively (see Note 9). The impairment of the equity method investments and cost method investments is considered level 3 because the Company used unobservable inputs, such as a lack of marketability discount and probability weighting for each scenario including liquidation, redemption and an initial public offering as applicable.